Income Tax (Details) - Schedule of deferred tax assets and liabilities - USD ($)	Jul. 31, 2022	Jul. 31, 2021
Deferred Tax Assets [Member]
Income Tax (Details) - Schedule of deferred tax assets and liabilities [Line Items]
Rental income received in advance	$ 164,992	$ 148,033
Operating lease liabilities	7,338,986	7,680,923
Federal net operating loss carryforward	2,119,555	2,171,510
State net operating loss carryforward	811,117	809,951
Unbilled receivables
Property and equipment
Unrealized gain on marketable securities
Operating lease right-of-use assets
Other	129,350	106,583
Total	10,564,000	10,917,000
Deferred Tax Liabilities [Member]
Income Tax (Details) - Schedule of deferred tax assets and liabilities [Line Items]
Rental income received in advance
Operating lease liabilities
Federal net operating loss carryforward
State net operating loss carryforward
Unbilled receivables	623,249	569,029
Property and equipment	5,052,217	4,963,194
Unrealized gain on marketable securities	321,837	430,455
Operating lease right-of-use assets	8,858,697	9,536,322
Other
Total	14,856,000	15,499,000
Net deferred tax liability	$ 4,292,000	$ 4,582,000